Inventories (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
In thousands	September 30 2012	December 31 2011
Raw materials	$1,834	$1,826
Work-in-progress	515	449
Finished goods	560	600
Total Inventories	$2,909	$2,875

In thousands	2011	2010
Raw materials	$1,826	$3,948
Work-in-progress	449	152
Finished goods	600	752
Total Inventories	$2,875	$4,852